UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY DIVIDEND AND INCOME FUND

FORM N-Q

OCTOBER 31, 2004

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited)	October 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 57.6%

CONSUMER DISCRETIONARY - 3.7%

Media - 3.7%
113,000	Gannett Co., Inc.	$9,373,350
20,691	Telewest Global, Inc. (a)	254,499
65,000	Tribune Co.	2,808,000
424,000	The Walt Disney Co.	10,693,280

	TOTAL CONSUMER DISCRETIONARY	23,129,129

CONSUMER STAPLES - 8.9%

Beverages - 1.9%
237,377	PepsiCo, Inc.	11,769,152

Food Products - 3.6%
1,948	Aurora Foods Inc. (a)(b)(k)	0
100,000	General Mills, Inc.	4,425,000
145,000	H.J. Heinz Co.	5,270,750
74,580	Hershey Foods Corp.	3,780,460
65,000	Kraft Foods Inc., Class A Shares	2,165,150
110,000	Wm. Wrigley Jr. Co.	7,194,000

		22,835,360

Household Products - 2.3%
100,000	Kimberly-Clark Corp.	5,967,000
175,000	The Procter & Gamble Co.	8,956,500

		14,923,500

Personal Products - 1.1%
175,000	The Gillette Co.	7,259,000

	TOTAL CONSUMER STAPLES	56,787,012

ENERGY - 5.1%

Energy Equipment & Services - 1.0%
100,000	Schlumberger Ltd.	6,294,000

Oil & Gas - 4.1%
150,000	BP PLC, Sponsored ADR	8,737,500
84,000	Canadian Natural Resources Ltd.	3,524,640
285,918	Exxon Mobil Corp.	14,072,884

		26,335,024

	TOTAL ENERGY	32,629,024

FINANCIALS - 9.3%

Banks - 5.1%
50,000	The Bank of New York Co., Inc.	1,623,000
75,000	Brookline Bancorp, Inc.	1,161,750
50,000	Comerica Inc.	3,075,500
100,000	Fifth Third Bancorp	4,919,000
50,000	M&T Bank Corp.	5,150,000
150,000	U.S. Bancorp	4,291,500
75,000	Washington Mutual, Inc.	2,903,250
159,005	Wells Fargo & Co.	9,495,779

		32,619,779

Diversified Financials - 1.2%
198,000	JPMorgan Chase & Co.	7,642,800

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

SHARES	SECURITY	VALUE
Insurance - 3.0%
60,000	American International Group, Inc.	$3,642,600
210,000	Old Republic International Corp.	4,903,500
310,000	The St. Paul Travelers Cos., Inc.	10,527,600

		19,073,700

	TOTAL FINANCIALS	59,336,279

HEALTHCARE - 6.3%

Healthcare Equipment & Supplies - 1.0%
110,000	C.R. Bard, Inc.	6,248,000

Pharmaceuticals - 5.3%
65,000	Eli Lilly & Co.	3,569,150
226,690	Johnson & Johnson	13,234,162
135,000	Merck & Co., Inc.	4,226,850
379,600	Pfizer Inc.	10,989,420
49,574	Wyeth	1,965,609

		33,985,191

	TOTAL HEALTHCARE	40,233,191

INDUSTRIALS - 12.9%

Aerospace & Defense - 1.8%
110,000	Lockheed Martin Corp.	6,059,900
145,000	Raytheon Co.	5,289,600

		11,349,500

Building Products - 1.0%
185,000	Masco Corp.	6,338,100

Commercial Services & Supplies - 2.0%
90,000	Automatic Data Processing, Inc.	3,905,100
70,000	Avery Dennison Corp.	4,258,800
150,000	Waste Management, Inc.	4,272,000

		12,435,900

Electrical Equipment - 0.5%
175,000	American Power Conversion Corp.	3,374,000

Industrial Conglomerates - 5.7%
166,000	3M Co.	12,876,620
381,980	General Electric Co.	13,033,158
110,000	Honeywell International Inc.	3,704,800
66,578	United Technologies Corp.	6,179,770

		35,794,348

Machinery - 0.3%
35,000	Deere & Co.	2,092,300

Road & Rail - 1.6%
163,000	Burlington Northern Santa Fe Corp.	6,815,030
127,000	Canadian Pacific Railway Ltd.	3,587,750

		10,402,780

	TOTAL INDUSTRIALS	81,786,928

INFORMATION TECHNOLOGY - 1.2%

Communications Equipment - 0.6%
200,300	Motorola, Inc.	3,457,178

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

SHARES	SECURITY	VALUE
Software - 0.6%
145,000	Microsoft Corp.	$4,058,550

	TOTAL INFORMATION TECHNOLOGY	7,515,728

MATERIALS - 6.8%

Chemicals - 3.9%
150,000	The Dow Chemical Co.	6,741,000
212,000	E.I. du Pont de Nemours and Co.	9,088,440
140,000	PPG Industries, Inc.	8,925,000

		24,754,440

Metals & Mining - 1.6%
140,005	Alcoa Inc.	4,550,163
50,000	Rio Tinto PLC, Sponsored ADR	5,315,000

		9,865,163

Paper & Forest Products - 1.3%
66,430	International Paper Co.	2,558,219
90,000	Weyerhaeuser Co.	5,637,600

		8,195,819

	TOTAL MATERIALS	42,815,422

TELECOMMUNICATION SERVICES - 0.8%

Diversified Telecommunication Services - 0.8%
1,044	McLeodUSA, Inc., Class A Shares (a)	345
65,000	SBC Communications Inc.	1,641,900
90,000	Verizon Communications Inc.	3,519,000

		5,161,245

Wireless Telecommunication Services - 0.0%
10,524	Crown Castle International Corp. (a)	161,122

	TOTAL TELECOMMUNICATION SERVICES	5,322,367

UTILITIES - 2.6%

Electric Utilities - 1.9%
70,000	Ameren Corp.	3,360,000
140,000	Cinergy Corp.	5,532,800
65,000	Public Service Enterprise Group Inc.	2,768,350

		11,661,150

Gas Utilities - 0.7%
115,000	KeySpan Corp.	4,594,250

	TOTAL UTILITIES	16,255,400

	TOTAL COMMON STOCK (Cost - $321,001,844)	365,810,480

PREFERRED STOCK - 0.0%

INDUSTRIALS - 0.0%

Aerospace & Defense - 0.0%
400	Northrop Grumman Corp., 7.250% Equity Security Units (c)	40,964

INFORMATION TECHNOLOGY - 0.0%

Communications Equipment - 0.0%
1,000	Motorola, Inc., 7.000% Equity Security Units (c)	50,200

	TOTAL PREFERRED STOCK (Cost - $90,000)	91,164

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

SHARES		SECURITY	VALUE
CONVERTIBLE PREFERRED STOCK - 0.1%

TELECOMMUNICATION SERVICES - 0.1%

Wireless Telecommunication Services - 0.1%
243		Alamosa Holdings, Inc., Series B, 7.500%, due 7/31/13	$183,526
6,100		Crown Castle International Corp., 6.250%, due 8/15/12	291,275

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $259,300)	474,801

FACE AMOUNT	RATING (d)
CORPORATE BONDS & NOTES - 19.5%

CONSUMER DISCRETIONARY - 4.3%

Auto Components - 0.4%
$135,000	B+	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	140,400
190,000	BBB-	Dana Corp., Notes, 10.125% due 3/15/10	215,175
1,500,000	A	Johnson Controls Inc., Sr. Notes, 5.000% due 11/15/06	1,559,817
200,000	B-	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	217,500
225,000	B-	Tenneco Automotive Inc., Sr. Sub. Notes, Series B, 11.625% due 10/15/09	240,188
200,000	BB-	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	231,000

			2,604,080

Automobiles - 0.2%
1,000,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	976,654

Hotels, Restaurants & Leisure - 0.7%
185,000	B	Ameristar Casinos Inc., Guaranteed Notes, 10.750% due 2/15/09	211,825
200,000	CCC+	AMF Bowling Worldwide., Sr. Sub. Notes, 10.000% due 3/1/10 (e)	215,000
250,000	B+	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14 (e)	263,438
315,000	CCC+	Courtyard by Marriott II, Sr. Notes, Series B, 10.750% due 2/1/08	318,150
225,000	B-	Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09 (e)	239,625
225,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 8.125% due 6/1/12 (e)	236,813
200,000	B	Inn of The Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	233,000
250,000	B	Isle Of Capri Casinos Inc., Sr. Sub. Notes 7.000% due 3/1/14	260,000
250,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	276,875
		Mandalay Resort Group:
140,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	151,550
390,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	446,550
		Meristar Hospitality Corp., Guaranteed Notes:
200,000	CCC+	9.000% due 1/15/08	211,000
25,000	CCC+	9.125% due 1/15/11	26,750
		MGM MIRAGE Inc., Guaranteed Notes:
100,000	BB-	9.750% due 6/1/07	113,000
360,000	BB-	8.375% due 2/1/11	407,700
490,000	BB-	Park Place Entertainment Corp., Sr. Sub. Notes, 8.125% due 5/15/11	575,138
275,000	CCC	Sbarro, Inc., Sr. Notes, 11.000% due 9/15/09	262,281
		Six Flags, Inc., Sr. Notes:
100,000	CCC	9.750% due 4/15/13	96,875
50,000	CCC	9.625% due 6/1/14	48,000

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (d)	SECURITY	VALUE
Hotels, Restaurants & Leisure - 0.7% (continued)
$125,000	B	Venetian Casino Resort LLC, Guaranteed Notes, 11.000% due 6/15/10	$144,219

			4,737,789

Household Durables - 0.0%
125,000	B-	Sealy Mattress Co., Sr. Sub. Discount Notes, Series B, 8.250% due 06/15/14 (e)	132,813

Media - 1.6%
50,000	B-	Advertising Directory Solution, Sr. Notes, 9.250% due 11/15/12 (b)(e)	52,438
58,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	60,175
850,000	BBB	AT&T Broadband Corp., Notes, 8.375% due 3/15/13 (f)	1,044,500
		Charter Communications Holdings Inc., Sr. Discount Notes:
355,000	CCC-	Step bond to yield 11.750% due 1/15/10	300,863
530,000	CCC-	Step bond to yield 14.231% due 1/15/11	398,825
805,000	CCC-	Step bond to yield 18.010% due 5/15/11	523,250
275,000	B-	Cinemark Inc., Sr. Discount Notes, step bond to yield, 9.206% due 3/15/14	195,938
		CSC Holdings Inc.:
130,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	142,025
495,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	568,013
377,000	BB-	EchoStar DBS Corp., Sr. Note, 9.125% due 1/15/09	422,240
337,779	B-	Hollinger Participation Trust, Sr. Notes, 12.125% due 11/15/10 (e)(g)	413,779
645,000	B-	Insight Communications Co., Sr. Discount Notes, step bond to yield 12.639% due 2/15/11	633,713
25,000	CCC+	LCE Acquisition Corp, 9.000% due 8/1/14 (e)	26,313
250,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	246,250
1,500,000	BBB-	News America Holdings Inc., Sr. Debentures, 7.750% due 2/1/24 (f)	1,787,013
225,000	B-	Nexstar Finance, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	221,625
300,000	CCC	Paxson Communications Corp., Sr. Sub. Notes, step bond to yield, 11.374% due 1/15/09	262,500
935,000	BB+	Rogers Cablesystems Ltd., Sr. Sub. Notes, 11.000% due 12/1/15	1,061,225
335,000	CCC+	Spanish Broadcasting System, Inc., Guaranteed Notes, 9.625% due 11/1/09	353,006
1,225,000	BBB+	Time Warner Inc., Sr. Notes, 6.625% due 5/15/29	1,307,877

			10,021,568

Multiline Retail - 0.5%
1,500,000	A	Costco Wholesale Corp., Sr. Notes, 7.125% due 6/15/05	1,540,766
112,000	BB+	J.C. Penney Co., Inc., Notes, 9.000% due 8/1/12	137,760
1,500,000	AA	Wal-Mart Stores, Inc., Sr. Notes, 6.875% due 8/10/09 (f)	1,709,415

			3,387,941

Specialty Retail - 0.5%
75,000	NR	Cole National Group Inc., Sr. Sub. Notes, 8.625% due 8/15/07	76,453
95,000	B+	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	104,263
325,000	B-	General Nutrition Center, Sr. Sub. Notes, 8.500% due 12/1/10	329,063
1,275,000	AA	The Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	1,323,589
150,000	B	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (e)	153,750
1,020,000	A	Lowe’s Cos., Inc., Sr. Notes, 7.500% due 12/15/05	1,075,452
307,000	BB	Saks Inc., Notes, 9.875% due 10/1/11	362,260

			3,424,830

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (d)	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 0.4%
$1,345,000	A	Cintas Corp. No. 2, Sr. Notes, 6.000% due 6/1/12	$1,489,372
100,000	B-	Collins & Aikman Floor Cover, 9.750% due 2/15/10	107,375
255,000	CCC	Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08	261,375
225,000	B	Oxford Industries Inc., Sr. Notes, 8.875% due 6/1/11	244,125
198,000	B+	William Carter Co., Guaranteed Notes, Series B, 10.875% due 8/15/11	222,750

			2,324,997

		TOTAL CONSUMER DISCRETIONARY	27,610,672

CONSUMER STAPLES - 1.8%

Beverages - 0.4%
975,000	A	Brown-Forman Corp., Notes, 3.000% due 3/15/08	964,801
175,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	192,063
1,500,000	A	Diageo Capital PLC, Notes, 3.375% due 3/20/08	1,500,372

			2,657,236

Food & Drug Retailing - 1.2%
150,000	BB	Ahold Lease USA Inc., 8.620% due 1/2/25	163,219
1,000,000	BBB+	ConAgra Foods Inc., Notes, 7.500% due 9/15/05	1,037,662
225,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	231,750
		Doane Pet Care Co:
200,000	CCC	Guaranteed Notes, 10.750% due 3/1/10	217,000
30,000	CCC	Sr. Sub. Notes, 9.750% due 5/15/07	30,000
1,000,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	1,076,292
1,250,000	A-	Nabisco Inc., Notes, 6.375% due 2/1/05	1,259,501
200,000	B+	Pilgrim’s Pride Corp., Sr. sub. Notes, 9.250% due 11/15/13	224,000
200,000	B-	Pinnacle Foods Holding Corp, Sr. Sub. Notes, 8.250% due 12/1/13 (e)	190,000
190,000	B-	Rite Aid Corp., Sr. Notes, 7.625% due 4/15/05	193,800
985,000	BBB	Safeway Inc., Sr. Notes, 6.500% due 3/1/11	1,089,568
1,500,000	A+	Sysco Corp., Notes, 4.750% due 7/30/05	1,521,537

			7,234,329

Food Products - 0.0%
200,000	B	Del Monte Corp., 9.250% due 5/15/11	222,000

Household Products - 0.0%
50,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	54,500

Personal Products - 0.2%
975,000	AA-	Colgate-Palmolive Co., Medium-Term Notes, Series D, 5.340% due 3/27/07	1,011,827

		TOTAL CONSUMER STAPLES	11,179,892

ENERGY - 0.9%

Energy Equipment & Services - 0.0%
105,000	BB	Pogo Producing Co., Sr. Sub. Note, Series B, 8.250% due 4/15/11	116,288
180,000	BB-	SESI LLC, Guaranteed Notes, 8.875% due 5/15/11	198,000

			314,288

Oil & Gas - 0.9%
200,000	B	Exco Resources Inc., 7.250% due 1/15/11	217,500
225,000	B	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	252,000
123,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	141,143
202,000	Aa3*	Pennzoil-Quaker State Co., Guaranteed Notes, 10.000% due 11/1/08	225,702

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (d)	SECURITY	VALUE
Oil & Gas - 0.9% (continued)
$170,000	B+	Plains Exploration & Production Co., L.P., Sr. Sub. Notes, Series B, 8.750% due 7/1/12	$192,950
1,025,000	BBB+	Precision Drilling Corp., Notes, 5.625% due 6/1/14	1,084,114
250,000	B+	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	272,500
220,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	249,700
950,000	BBB	Valero Energy Corp., Notes, 7.500% due 4/15/32	1,139,851
250,000	BB-	Vintage Petroleum, Sr. Notes, 8.250% due 5/1/12	281,250
50,000	B+	The Williams Cos., Inc., Notes, 7.625% due 7/15/19	56,500
185,000	BB+	Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (e)	193,325
1,000,000	BBB-	XTO Energy Inc., Notes, 4.900% due 2/1/14	1,005,468

			5,312,003

		TOTAL ENERGY	5,626,291

FINANCIALS - 4.7%

Banks - 1.8%
900,000	BBB-	Astoria Financial Corp., Notes, 5.750% due 10/15/12	944,337
1,000,000	Baa2*	Banco Mercantil del Norte SA., Sub. Notes, 5.875% due 2/17/14 (e)	1,025,000
1,000,000	A+	Bank One Corp., Notes, 6.875% due 8/1/06	1,070,141
1,000,000	A-	BB&T Corp., Sub. Notes, 6.375% due 6/30/05 (h)	1,025,003
1,000,000	A	Household Finance Corp., Notes, 8.000% due 7/15/10	1,188,755
750,000	BBB	Independence Community Bank, Notes, 3.500% due 6/20/13 (h)	729,880
1,250,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,296,875
1,225,000	A-	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (e)	1,568,929
975,000	BBB-	Webster Bank, Sub. Notes, 5.875% due 1/15/13	1,028,111
1,250,000	AA-	Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10 (h)	1,288,929

			11,165,960

Diversified Financials -2.1%
1,000,000	A+	American Express Co., Notes, 5.500% due 9/12/06	1,047,752
225,000	B-	BCP Caylux Holdings, Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (e)	253,125
100,000	B-	Borden US/Novia Scotia Finance Corp, Sr. Secured Notes, 9.000% due 7/15/14 (e)	109,875
1,025,000	BBB	Capital One Financial Corp., Sr. Notes, 5.750% due 9/15/10	1,096,731
1,250,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, 4.125% due 9/15/10	1,250,960
875,000	BBB-	Ford Motor Credit Corp., Notes, 7.250% due 10/25/11	944,288
1,500,000	AAA	General Electric Capital Corp., Notes, 1.979% due 6/22/07 (h)	1,501,469
1,000,000	BBB-	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	1,042,405
1,250,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	1,254,281
825,000	BBB+	Marsh & McLennon Cos. Inc., Sr. Notes, 5.375% due 7/15/14	807,858
1,465,000	A	Morgan Stanley, Notes, 4.750% due 4/1/14	1,437,852
1,000,000	A-	Pemex Finance Ltd., Sr. Notes, 9.030% due 2/15/11	1,169,845
225,000	B-	Riddell Bell Holdings Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (e)	233,438
1,250,000	A	SLM Corp., Medium-Term Notes, Series A, 5.625% due 8/1/33	1,234,938

			13,384,817

Insurance - 0.7%
1,500,000	A-	The Hartford Financial Services Group, Inc., Notes, 2.375% due 6/1/07	1,477,602

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (d)	SECURITY	VALUE
Insurance - 0.7% (continued)
$1,000,000	BBB	Infinity Property & Casualty Corp., Sr. Notes, Series B, 5.500% due 2/18/15	$999,549
645,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	681,929
1,000,000	BBB+	Unitrin, Inc., Sr. Notes, 4.875% due 11/1/10	1,000,896

			4,159,976

Real Estate - 0.1%
660,000	B+	Host Marriott L.P., Notes, Series I, 9.500% due 1/15/07	735,900

		TOTAL FINANCIALS	29,446,653

HEALTHCARE - 1.0%

Healthcare Equipment & Supplies - 0.1%
325,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (e)	351,000
75,000	B-	Medical Device Manufacturing Inc., 10.000% due 7/15/12 (e)	80,625
320,000	B	Sola International Inc., Notes, 6.875% due 3/15/08	330,990

			762,615

Healthcare Providers & Services - 0.7%
175,000	B-	Ameripath Inc., Guaranteed Sr. Notes, 10.500% due 4/1/13	172,375
100,000	B	Extendicare Health Services Inc., Sr. Notes, 9.500% due 7/1/10	113,000
900,000	BB+	HCA Inc., 7.125% due 6/1/06	944,404
		Tenet Healthcare Corp:
25,000	B-	Notes, 9.875% due 7/1/14 (e)	26,313
450,000	B-	Sr. Notes, 7.375% due 2/1/13	427,500
1,130,000	A	UnitedHealth Group Inc., Notes, 4.125% due 8/15/09	1,139,224
998,000	A-	Wellpoint Health Networks Inc., Notes, 6.375% due 6/15/06	1,047,930

			3,870,746

Pharmaceuticals - 0.2%
225,000	BB-	Valeant Pharmaceuticals International, Sr. Notes, 7.000% due 12/15/11 (e)	230,625
1,250,000	A	Wyeth, Notes, 5.550% due 3/15/13	1,288,346

			1,518,971

		TOTAL HEALTHCARE	6,152,332

INDUSTRIALS - 2.4%

Aerospace & Defense - 0.2%
950,000	BBB-	Goodrich Corp., 7.500% due 4/15/08	1,064,557

Air Freight & Couriers - 0.3%
1,500,000	AAA	United Parcel Service Inc., Debentures, 8.375% due 4/1/30	2,070,896

Airlines - 0.1%
		Continental Airlines Inc., Pass-Through Certificates:
510,000	B	Class D, 7.568% due 12/1/06	364,836
98,315	BB	Series 2000-2, Class C, 8.312% due 4/2/11	69,485
		United Air Lines Inc., Pass-Through Certificates:
162,821	NR	Series 00-1, Class B, 8.030% due 7/1/11 (i)	30,711
245,469	NR	Series 00-2, Class B, 7.811% due 10/1/09 (i)	60,144
		Series 01-1:
105,000	NR	Class B, 6.932% due 9/1/11 (i)	27,696
230,000	NR	Class C, 6.831% due 9/1/08 (i)	18,530

			571,402

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (d)	SECURITY	VALUE
Building Products - 0.3%
$ 100,000	B+	Ainsworth Lumber Co. Ltd., Sr. Notes, 7.250% due 10/1/12 (e)	$101,750
90,000	B-	Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12	103,050
1,250,000	BBB+	Masco Corp., Notes, 6.500% due 8/15/32	1,370,829
150,000	B-	THL Buildco Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (e)	159,750

			1,735,379

Commercial Services & Supplies - 0.6%
485,000	BB-	Allied Waste North America Inc., Series B, Sr. Sub. Notes, 8.500% due 12/1/08	511,675
100,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (d)	105,500
270,000	NR	Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08 (k)	209,250
200,000	B	Hines Nurseries Inc., Sr. Notes, 10.250% due 10/1/11	215,000
225,000	B-	IMCO Recycling Inc., Sr. Secured Notes, Series A, 10.375% due 10/15/10	252,000
		Interface, Inc., Notes:
150,000	B-	10.375% due 2/1/10	173,250
50,000	CCC	9.500% due 2/1/14	54,375
235,000	BB-	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	262,025
		Service Corp. International:
250,000	BB	Debentures, 7.875% due 2/1/13	273,750
		Sr. Notes:
535,000	BB	6.875% due 10/1/07	568,438
610,000	BB	6.500% due 3/15/08	643,550
595,000	B+	Stewart Enterprises Inc., Sr. Sub. Notes, 10.750% due 7/1/08	657,475

			3,926,288

Construction & Engineering - 0.4%
370,000	B-	Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09	390,350
1,000,000	BBB-	M.D.C. Holdings, Inc., Sr. Notes, 5.500% due 5/15/13	1,022,863
680,000	BB-	Schuler Homes, Inc., Notes, 10.500% due 7/15/11	785,400
185,000	B+	Standard Pacific Corp, Sr. Sub. Notes, 9.250% due 4/15/12	215,525

			2,414,138

Diversified Manufacturing Operations - 0.0%
100,000	B-	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	109,375

Industrial Conglomerates - 0.2%
1,500,000	AA	3M Co., Medium-Term Notes, Series C, 4.150% due 6/30/05	1,524,870

Machinery - 0.2%
95,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	98,325
200,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (e)	229,000
50,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (e)	52,625
195,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	219,863
375,000	B-	Mueller Holdings Inc., Sr. Discount Notes, 14.750% due 4/15/14 (h)	241,875
140,000	B+	NMHG Holding Co., Notes, 10.000% due 5/15/09	155,575
265,000	CCC+	Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07	269,638

			1,266,901

Road & Rail - 0.1%
700,000	A	Union Pacific Corp., Series 04 - 1, 5.404% due 7/2/25	726,646

		TOTAL INDUSTRIALS	15,410,452

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (d)	SECURITY	VALUE
INFORMATION TECHNOLOGY - 0.2%

Communications Equipment - 0.0%
$ 136,000	B1*	Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09	$157,080
225,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	221,625

			378,705

Electronic Equipment & Instruments - 0.1%
650,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	704,867

Semiconductors - 0.1%
		Amkor Technology Inc.,
400,000	B	Sr. Notes, 7.125% due 3/15/11	347,000
160,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	142,400

			489,400

		TOTAL INFORMATION TECHNOLOGY	1,572,972

MATERIALS - 1.8%

Chemicals - 0.6%
250,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	276,250
190,000	BB-	Airgas Inc., Guaranteed Notes, 9.125% due 10/1/11	214,700
200,000	B	Ethyl Corp., Sr. Notes, 8.875% due 5/1/10	217,000
1,305,000	CCC+	Huntsman International Holdings LLC, Sr. Discount Notes, zero coupon due 12/31/09	714,488
355,000	BB-	IMC Global Inc., Guaranteed Notes, Series B, 11.250% due 6/1/11	418,900
290,000	BB-	ISP Chemco, Guaranteed Notes, Series B, 10.250% due 7/1/11	324,800
385,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	427,350
283,000	NR	Key Plastics, Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07 (b)(i)(k)	354
335,000	B+	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	396,556
135,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	158,625
80,000	B-	OM Group Inc., Guaranteed Notes, 9.250% due 12/15/11	84,100
225,000	CCC+	Resolution Performance Products LLC, Secured Notes, 9.500% due 4/15/10	232,875
		Rhodia, Sr. Sub. Notes:
50,000	CCC+	10.250% due 6/1/10 (e)	54,500
250,000	CCC+	8.875% due 6/1/11 (e)	235,000
35,000	B+	Terra Capital Inc., Guaranteed Notes, 12.875% due 10/15/08	43,575
130,000	BB-	Westlake Chemical Corp,Guaranteed Sr. Notes, 8.750% due 7/15/11	147,225

			3,946,298

Construction Materials - 0.1%
550,000	B+	Williams Cos Inc., Notes, 8.750% due 3/15/32	627,000

Containers & Packaging - 0.4%
250,000	B+	Anchor Glass Container Corp., Sr. Secured Notes, Series B, 11.000% due 2/15/13	280,000
80,000	B-	Berry Plastics Corp., Guaranteed Sr. Notes, 10.750% due 7/15/12	92,400
225,000	B	Huntsman Advanced Materials LLC, Sr. Secured 2nd Lien Notes, 11.000% due 7/15/10 (e)	261,000
750,000	BB-	Owens-Brockway Glass Container Inc., Guaranteed Sr. Notes, 8.875% due 2/15/09	826,875

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (d)	SECURITY	VALUE
Containers & Packaging - 0.4% (continued)
$ 95,000	B-	Pliant Corp., Guaranteed Notes, 13.000% due 6/1/10	$89,063
335,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (e)	372,444
350,000	B	Stone Container Finance Co. - Canada, Sr. Notes, 7.375% due 6/15/14 (e)	375,375
265,000	CCC	Tekni-Plex, Inc., Guaranteed Notes, Series B, 12.750% due 6/15/10	200,075

			2,497,232

Metals & Mining - 0.3%
150,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	153,000
175,000	BBB	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	213,500
375,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	464,112
800,000	BBB	WMC Finance (USA) Ltd., Notes, 5.125% due 5/15/13	812,193
225,000	B+	Wolverine Tube Inc., Guaranteed Notes, 10.500% due 4/1/09	246,375

			1,889,180

Paper & Forest Products - 0.4%
215,000	BB	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	218,763
		Appleton Papers Inc.:
50,000	BB-	Sr. Notes, 8.125% due 6/15/11	52,875
175,000	B+	Sr. Sub. Notes, Series B, 9.750% due 6/15/14	183,750
100,000	B-	Blue Ridge Paper Products Inc., Sr. Notes, 9.500% due 12/15/08	89,500
		Buckeye Technologies Inc., Sr. Sub. Notes:
15,000	B	9.250% due 9/15/08	15,113
645,000	B	8.000% due 10/15/10	661,125
1,000,000	BBB-	Domtar Inc., Notes, 5.375% due 12/1/13	988,725
100,000	B	MDP Acquisitions PLC., 9.625% due 10/1/12	114,500

			2,324,351

		TOTAL MATERIALS	11,284,061

TELECOMMUNICATION SERVICES - 1.5%

Diversified Telecommunication Services - 0.7%
455,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 16.565% due 2/1/10 (i)(k)	46
625,000	B	Lucent Technologies, Debentures, 6.450% due 3/15/29	539,844
500,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	513,750
50,000	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (e)	55,375
125,000	B+	PanAmSat Corp, Sr. Notes, 9.000% due 8/15/14 (e)	133,125
380,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (e)	430,350
		Qwest Services Corp., Notes:
200,000	B	14.000% due 12/15/10 (e)	238,500
313,000	B	14.500% due 12/15/14 (e)	389,685
250,000	B	Spectrasite Inc., Sr. Notes, 8.250% due 5/15/10	271,875
1,000,000	BBB-	Sprint Capital Corp., Sr. Notes, 6.875% due 11/15/28	1,077,182
1,000,000	BBB+	Telecom Italia Capital, Notes, Class B, 5.250% due 11/15/13 (e)	1,025,722

			4,675,454

Wireless Telecommunication Services - 0.8%
193,000	CCC	Alamosa (Delaware), Inc., Sr. Discount Notes, step bond to yield 12.000% due 7/31/10	206,510
278,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	295,375
1,525,000	A	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31	2,053,591
		Crown Castle International Corp., Sr. Notes:
45,000	CCC	10.750% due 8/1/11	50,063

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (d)	SECURITY	VALUE
Wireless Telecommunication Services - 0.8% (continued)
$ 200,000	CCC	7.500% due 12/1/13	$215,000
475,000	BB	Nextel Communications Inc., Sr. Notes, 7.375% due 8/1/15	529,625
202,000	B-	Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09	232,048
1,250,000	A	Vodafone Group PLC, Notes, 6.250% due 11/30/32	1,354,898

			4,937,110

		TOTAL TELECOMMUNICATION SERVICES	9,612,564

UTILITIES - 0.9%

Electric Utilities - 0.8%
		The AES Corp., Sr. Notes:
75,000	B-	9.500% due 6/1/09	86,813
400,000	B-	7.750% due 3/1/14	437,000
75,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	88,901
20,000	CCC+	Calpine Canada Energy Finance ULC, Sr. Notes, 8.500% due 5/1/08	12,400
		Calpine Corp., Sr. Notes:
195,000	CCC+	8.750% due 7/15/07	140,400
250,000	B	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (e)	185,000
250,000	B	Sr. Secured Notes, 8.750% due 7/15/13 (e)	182,500
90,000	B+**	CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04	90,000
750,000	BBB+	Dominion Resources, Inc., Sr. Notes, Series B, 6.250% due 6/30/12	823,786
1,000,000	BBB	Duke Energy Corp., Bonds, 6.450% due 10/15/32	1,069,096
		Edison Mission Energy, Sr. Notes:
380,000	B	10.000% due 8/15/08	445,550
75,000	B	9.875% due 4/15/11	89,063
450,000	B+	NRG Energy Inc., Secured Notes, 8.000% due 12/15/13 (e)	497,813
210,000	B-	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	265,650
425,000	B	Reliant Resources, Inc., Secured Notes, 9.500% due 7/15/13	480,250

			4,894,222

Water Utilities - 0.1%
1,000,000	BBB+	United Utilities PLC, Notes, 4.550% due 6/19/18	922,867

		TOTAL UTILITIES	5,817,089

		TOTAL CORPORATE BONDS & NOTES (Cost - $116,509,501)	123,712,978

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

INFORMATION TECHNOLOGY - 0.0%

Electronic Equipment & Instruments - 0.0%
45,000	B	Sanmina Corp., Sub. Debentures, zero coupon due 9/12/20	23,738

		TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost - $22,700)	23,738

ASSET-BACKED SECURITIES - 0.9%
2,750,745	D	Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Class D, 10.875% due 3/15/12 (b)(i)(k)	0
1,875,000	AAA	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23 (h)	1,996,410
2,075,000	AAA	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 8/17/09 (h)	2,140,923
1,000,000	AAA	Household Automotive Trust, Series 2003-1, Class A3, 1.730% due 12/17/07	995,631

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (d)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 0.9% (continued)
$813,080	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A-2, 2.352% due 2/25/33 (h)	$816,166

		TOTAL ASSET-BACKED SECURITIES (Cost - $8,852,639)	5,949,130

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 14.7%

U.S. Government Agencies - 10.4%
2,500,000		Federal Home Loan Bank (FHLB), 6.625% due 11/15/10 (f)	2,861,260
		Federal Home Loan Mortgage Corp. (FHLMC):
2,888,316		4.000% due 12/1/07 (f)	2,919,464
3,500,000		5.000% due 11/30/34 (j)	3,570,000
2,000,000		5.000% due 11/30/34 (j)	1,994,376
3,000,000		5.500% due 11/30/34 (j)	3,056,250
3,500,000		6.000% due 11/30/34 (j)	3,624,688
		Federal National Mortgage Association (FNMA):
5,000,000		4.500% due 11/15/19 (j)	5,014,060
1,500,000		5.000% due 11/15/19 (j)	1,530,938
2,050,000		5.500% due 11/15/19 (j)	2,123,031
676,641		6.500% due 4/1/29	713,448
794,906		6.500% due 5/1/29	838,146
157,499		8.500% due 10/1/30	172,033
2,246,390		7.500% due 7/1/32 (f)	2,407,157
5,410,064		5.000% due 3/1/34 (f)	5,407,370
8,000,000		5.500% due 11/30/34 (j)	8,147,504
6,000,000		6.000% due 11/30/34 (j)	6,221,250
6,000,000		6.500% due 11/30/34 (j)	6,309,372
1,500,000		Sub. Benchmark Notes, 6.250% due 2/1/11 (f)	1,667,661
		Government National Mortgage Association (GNMA):
403,462		7.000% due 2/15/24	432,931
2,705,635		7.000% due 7/15/31(f)	2,900,776
4,000,000		5.500% due 11/30/34 (j)	4,092,500

			66,004,215

U.S. Treasury Obligations - 4.3%
		U.S. Treasury Bonds:
5,900,000		7.250% due 5/15/16 (f)	7,486,551
78,000		6.625% due 2/15/27	96,854
4,350,000		5.500% due 8/15/28 (f)	4,738,786
		U.S. Treasury Notes:
4,500,000		5.750% due 11/15/05 (f)	4,662,248
9,242,000		3.250% due 1/15/09 (f)	9,284,966
480,000		4.750% due 5/15/14	507,675
345,000		4.250% due 8/15/14	351,199

			27,128,279

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $91,631,534)	93,132,494

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING (d)	SECURITY	VALUE
SOVEREIGN DEBT - 0.4%

Canada - 0.2%
$1,225,000	AA	Province of Ontario, Notes, 3.282% due 3/28/08	$1,224,544

Supranational - 0.2%
1,200,000	A	Corporación Andina de Fomento, Notes, 6.875% due 3/15/12	1,348,218

		TOTAL SOVEREIGN DEBT (Cost - $2,436,138)	2,572,762

SHARES
WARRANTS (a) (k) - 0.0%

COMMUNICATIONS - 0.0%

Publishing/Printing - 0.0%
505		Merrill Corp., Class B Shares, Expire 2/1/10 (b)	0

INFORMATION TECHNOLOGY - 0.0%

Internet Software & Services - 0.0%
505		Cybernet Internet Services Intl., Expire 7/1/09 (b)(e)	0
1,815		WAM!NET, Inc., Expire 3/1/05	18

		TOTAL INFORMATION TECHNOLOGY	18

MATERIALS - 0.0%

Containers & Packaging - 0.0%
95		Pliant Corp., Expire 6/1/10 (e)	1

TELECOMMUNICATION SERVICES - 0.0%

Diversified Telecommunication Services - 0.0%
455		GT Group Telecom Inc., Expire 2/1/10 (b)(e)	0
485		IWO Holdings Inc., Expire 1/15/11 (e)	5

		TOTAL TELECOMMUNICATION SERVICES	5

		TOTAL WARRANTS (Cost - $216,189)	24

FACE AMOUNT
REPURCHASE AGREEMENTS - 13.4%
$25,870,000		Merrill Lynch & Co., dated 10/29/04, 1.820% due 11/1/04; Proceeds at maturity - $25,873,924; (Fully collateralized by U.S. Government Agencies, due 11/2/04 to 4/29/05; Market value - $26,387,400)	25,870,000
59,457,000		State Street Bank & Trust Co., dated 10/29/04, 1.700% due 11/1/04; Proceeds at maturity - $59,465,423; (Fully collateralized by U.S. Treasury Bonds, due 8/15/29; Market value - $60,653,236)	59,457,000

		TOTAL REPURCHASE AGREEMENTS (Cost - $85,327,000)	85,327,000

		TOTAL INVESTMENTS - 106.6% (Cost - $626,346,845***)	677,094,571
		Liabilities in Excess of Other Assets - (6.6)%	(41,767,757)

		TOTAL NET ASSETS - 100.0%	$635,326,814

(a)	Non-income producing security.
(b)	Security is valued in good faith at fair value by or under the director of the Board of Trustees.
(c)	Each equity security unit consists of a contract to purchase common stock and senior notes.
(d)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk (*) are rated by Moody’s Investors Service or those identified by a double asterisk (**) are rated by Fitch Ratings.

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines established by the Board of Trustees.
(f)	All or a portion of this security has been segregated as collateral for mortgage dollar roll transactions.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Variable-rate security.
(i)	Security is in default.
(j)	Security acquired under mortgage dollar roll agreement.
(k)	These securities have been deemed illiquid.
***	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

See pages 16 and 17 for definitions of ratings.

Summary of Investments by Investment Type****

Common Stock	54.0%
Corporate Bonds & Notes	18.3
U.S Government Agencies & Obligations	13.7
Repurchase Agreements	12.6
Asset-Backed Securities	0.9
Sovereign Debt	0.4
Convertible Preferred Stock	0.1

100.0%

****	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Fitch Ratings (“Fitch”) — Ratings from “AAA” to “CCC” may be modified by the additional of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

B — Bonds rated “B” by Fitch indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Dividend and Income Fund (“Fund”), a separate investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing price on such markets. Securities for which no sales price were reported and U.S government and agency obligations are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts - A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

Notes to the Schedule of Investments (unaudited) (continued)

(d) Mortgage Dollar Rolls - The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase the securities may be limited.

(e) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$65,068,794
Gross unrealized depreciation	(14,321,068)

Net unrealized appreciation	$50,747,726

During the quarter ended October 31, 2004, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $136,075,079.

At October 31, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $45,419,457.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date December 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date December 27, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date December 27, 2004